Acquisitions (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
Clearpool
Goodwill and intangible assets	217
Other assets	44
Total assets	261
Liabilities	54
Purchase price	207
The purchase price allocation for Clearpool has been completed.